Long-term Investments - Schedule of Available-for-Sale Debt Investments (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Cost or Amortized cost	¥ 283,974	$ 39,920	¥ 76,500
Gross unrealized gains	212,546	29,879	3,780
Gross unrealized losses	(37,839)	(5,319)	(2,425)
Fair value	¥ 458,681	$ 64,480	¥ 77,855